Basis of Presentation (Details Textual) - USD ($)		3 Months Ended	5 Months Ended
	Nov. 04, 2016	Nov. 04, 2016	Dec. 31, 2016
Proceeds from Contributions from Parent		$ 735,099	$ 735,099
Integrated Surgical Systems, Inc [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	12,517,152
Business Acquisition, Share Price	$ 0.01	$ 0.01
Business Acquisition, Percentage of Voting Interests Acquired	56.70%	56.70%	56.70%